SITE CLOSURE PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2023
SITE CLOSURE PROVISIONS
Schedule of reconciliation of changes in site closure provisions

		Nevada	Cerro Quema
	Camino Rojo	projects	Project	Total
At December 31, 2021	$5,117	$—	$343	$5,460
Acquisition of Gold Standard	—	1,603	—	1,603
Changes in cost estimates	351	—	—	351
Change in estimated cash flows resulting from current activities	427	—	—	427
Remediation activities conducted during the year	(88)	—	—	(88)
Accretion during the year (note 7(b))	494	14	—	508
At December 31, 2022	6,301	1,617	343	8,261
Changes in cost estimates	(1,996)	463	157	(1,376)
Accretion during the year (note 7(b))	521	18	—	539
At December 31, 2023	$4,826	$2,098	$500	$7,424

Schedule of inputs used for site closure provisions

	December 31, 2023			December 31, 2022
			Cerro			Cerro
		Nevada	Quema		Nevada	Quema
	Camino Rojo	projects	Project	Camino Rojo	projects	Project
Estimated settlement dates	2033 to 2047	2034		2033 to 2047	2034
Undiscounted risk-adjusted cash flows	$9,765	$2,336	$500	$8,644	$1,724	$343
Inflation rate	3.7%	2.6%	—	7.0%	2.7%	—
Discount rate	9.8%	3.6%	—	9.6%	3.2%	—